BUSINESS COMBINATIONS AND DISPOSITIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Business Acquisition [Line Items]
Goodwill	$ 15,573,003	$ 13,133,293	$ 11,125,861
Non-operating loss on disposal of business	$ 0	96,294	0
Russia
Business Acquisition [Line Items]
Non-operating loss on disposal of business		96,294
Minimum
Business Acquisition [Line Items]
Finite-lived intangible asset useful life	1 year
Maximum
Business Acquisition [Line Items]
Finite-lived intangible asset useful life	15 years
Series of Individually Immaterial Business Acquisitions
Business Acquisition [Line Items]
Total consideration	$ 2,482,109	3,416,981	4,109,145
Goodwill	2,094,972	2,758,893	3,388,948
Intangible assets	$ 544,661	$ 737,040	$ 983,910
Series of Individually Immaterial Business Acquisitions | Minimum
Business Acquisition [Line Items]
Finite-lived intangible asset useful life	1 year
Series of Individually Immaterial Business Acquisitions | Maximum
Business Acquisition [Line Items]
Finite-lived intangible asset useful life	15 years